CONVERTIBLE NOTES PAYABLE - Carebourn Capital (Details)	9 Months Ended
Sep. 30, 2015 USD ($) shares
Company issued several convertible promissory notes to Carebourn Capital LLC
Note due on January 26, 2016	$ 45,760
Note due on May 30, 2016	101,800
Note due on August 6, 2016	107,000
Note due on August 14, 2016	82,000
Convertible note due on June 18, 2016	132,281
Convertible note due on June 22, 2016	$ 60,000
Carebourn Capital note bears interest at a rate per annum	10.00%
Total principal amount of Carebourn notes converted	$ 152,760
Total shares of common stock issued on Carebourn notes conversion | shares	219,444,843
Carebourn Capital note convertible at a conversion price equal to a percentage of the average of the lowest three trading prices during the twenty trading days prior to the date	50.00%
Principal amount outstanding after conversion of Carebourn Capital note	$ 376,081